UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09243

                                  The Gabelli Utility Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utility Trust

Semiannual Report — June 30, 2019

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) total return of The Gabelli Utility Trust (the Fund) was 15.5%. The total return for the Standard & Poor’s (S&P) 500 Utilities Index was 14.7%. The total return for the Fund’s publicly traded shares was 23.3%. The Fund’s NAV per share was $5.01, while the price of the publicly traded shares closed at $6.99 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)						Since Inception

	Year to Date	1 Year	5 Year	10 Year	15 Year	(07/09/99)
Gabelli Utility Trust
NAV Total Return (b)	15.52%	12.42%	6.05%	12.87%	9.38%	8.87%
Investment Total Return (c)	23.28	31.04	9.62	10.52	8.02	9.25
S&P 500 Utilities Index.	14.70	19.03	10.00	12.17	10.46	7.15
Lipper Utility Fund Average	14.70	14.96	6.45	11.51	9.88	6.69
S&P 500 Index	18.54	10.42	10.71	14.70	8.75	5.79
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2019:

The Gabelli Utility Trust

Electric Integrated	40.0%
U.S. Government Obligations	17.0%
Natural Gas Integrated	6.0%
Natural Gas Utilities	6.0%
Water	5.1%
Telecommunications	4.6%
Cable and Satellite	4.4%
Wireless Communications	3.7%
Global Utilities	2.5%
Natural Resources	1.9%
Electric Transmission and Distribution	1.8%
Merchant Energy	1.5%
Services	1.2%
Entertainment	0.6%

Financial Services	0.6%
Alternative Energy	0.5%
Transportation	0.5%
Diversified Industrial	0.4%
Environmental Services	0.4%
Machinery	0.4%
Aerospace	0.3%
Electronics	0.3%
Communications Equipment	0.2%
Equipment and Supplies	0.1%
Agriculture	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 11, 2019, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Utility Trust

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 83.0%
	ENERGY AND UTILITIES — 67.4%
	Alternative Energy — 0.5%
20,000	NextEra Energy Partners LP	$392,512	$965,000
12,000	Ormat Technologies Inc., New York.	300,333	760,680
		692,845	1,725,680

	Electric Integrated — 40.0%
22,000	ALLETE Inc.	996,952	1,830,620
125,000	Alliant Energy Corp.	4,048,028	6,135,000
17,000	Ameren Corp.	560,038	1,276,870
72,000	American Electric Power Co. Inc.	4,801,405	6,336,720
44,000	Avangrid Inc.	1,290,299	2,222,000
28,000	Avista Corp.	1,225,989	1,248,800
40,000	Black Hills Corp.	1,979,836	3,126,800
91,000	CMS Energy Corp.	2,904,912	5,269,810
48,273	Dominion Energy Inc.	3,282,851	3,732,468
16,400	DTE Energy Co.	1,066,074	2,097,232
74,000	Duke Energy Corp.	6,476,644	6,529,760
80,000	Edison International	5,005,371	5,392,800
185,500	El Paso Electric Co.	7,997,039	12,131,700
1,000	Emera Inc.	21,639	40,861
3,000	Entergy Corp.	75,249	308,790
138,500	Evergy Inc.	7,737,851	8,330,775
165,000	Eversource Energy	10,439,546	12,500,400
67,000	FirstEnergy Corp.	2,746,848	2,868,270
62,000	Hawaiian Electric Industries Inc.	2,023,223	2,700,100
83,500	MGE Energy Inc.	3,994,010	6,102,180
56,500	NextEra Energy Inc.	6,979,900	11,574,590
48,000	NiSource Inc.	397,800	1,382,400
72,000	NorthWestern Corp.	3,368,258	5,194,800
20,000	NRG Energy Inc.	480,910	702,400
185,000	OGE Energy Corp.	6,005,835	7,873,600
48,000	Otter Tail Corp.	1,298,816	2,534,880
48,000	PG&E Corp.†	1,280,160	1,100,160
86,000	PNM Resources Inc.	1,884,436	4,378,260
30,000	Public Service Enterprise Group Inc.
		794,829	1,764,600
17,000	Unitil Corp.	448,439	1,018,130
140,000	WEC Energy Group Inc.	8,831,829	11,671,800
160,000	Xcel Energy Inc.	7,778,452	9,518,400
		108,223,468	148,895,976

	Electric Transmission and Distribution — 1.8%
40,000	Consolidated Edison Inc.	2,459,996	3,507,200
65,100	Exelon Corp.	1,889,987	3,120,894
		4,349,983	6,628,094

	Global Utilities — 2.5%
8,000	Chubu Electric Power Co. Inc.	157,974	112,155
7,000	EDP - Energias de Portugal SA	25,460	26,601

Shares		Cost	Market Value

133,000	Electric Power Development Co. Ltd.	$3,799,231	$3,019,840
33,000	Endesa SA	956,686	848,425
300,000	Enel SpA	1,862,753	2,094,538
500,000	Hera SpA	784,100	1,912,602
15,000	Hokkaido Electric Power Co. Inc.	213,947	83,894
12,000	Hokuriku Electric Power Co.†	180,000	86,927
3,000	Huaneng Power International Inc., ADR	81,590	69,960
41,000	Korea Electric Power Corp., ADR†	630,569	455,100
15,000	Kyushu Electric Power Co. Inc.	202,018	147,197
8,000	Shikoku Electric Power Co. Inc.	155,987	73,904
8,000	The Chugoku Electric Power Co. Inc.	150,761	100,765
20,000	The Kansai Electric Power Co. Inc.	277,615	229,003
13,000	Tohoku Electric Power Co. Inc.	172,497	131,308
		9,651,188	9,392,219

	Merchant Energy — 1.5%
323,500	The AES Corp.(a)	3,319,315	5,421,860

	Natural Gas Integrated — 6.0%
8,000	Devon Energy Corp.	245,078	228,160
125,000	Energy Transfer LP	1,940,655	1,760,000
90,000	Kinder Morgan Inc.	2,656,349	1,879,200
136,000	National Fuel Gas Co.	4,900,475	7,174,000
165,000	ONEOK Inc.	7,873,734	11,353,650
		17,616,291	22,395,010

	Natural Gas Utilities — 6.0%
25,000	Atmos Energy Corp.	1,967,355	2,639,000
24,800	Chesapeake Utilities Corp.	1,301,443	2,356,496
30,262	Corning Natural Gas Holding Corp.	284,301	639,285
15,500	Engie SA	457,035	235,118
72,066	National Grid plc, ADR	5,315,686	3,832,470
42,000	ONE Gas Inc.	1,131,062	3,792,600
18,000	RGC Resources Inc.	128,344	549,360
90,000	Southwest Gas Holdings Inc.	6,344,915	8,065,800
2,000	Spire Inc.	78,350	167,840
		17,008,491	22,277,969

	Natural Resources — 1.9%
10,000	Anadarko Petroleum Corp.	495,110	705,600
3,500	Apache Corp.	113,064	101,395
25,000	California Resources Corp.†	366,765	492,000
55,000	Cameco Corp.	550,205	590,150
25,000	CNX Resources Corp.†	338,606	182,750
32,000	Compania de Minas Buenaventura SAA, ADR	360,262	533,440
3,125	CONSOL Energy Inc.†	64,496	83,156

See accompanying notes to financial statements.

The Gabelli Utility Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Resources (Continued)
50,000	Exxon Mobil Corp.	$3,761,708	$3,831,500
3,000	Hess Corp.	178,260	190,710
3,000	Royal Dutch Shell plc, Cl. A, ADR	161,320	195,210
		6,389,796	6,905,911

	Services — 1.2%
24,000	ABB Ltd., ADR	478,264	480,720
100,000	Enbridge Inc.	2,781,674	3,608,000
13,000	Sunoco LP	348,657	406,640
200,000	Weatherford International plc†	183,597	10,000
		3,792,192	4,505,360

	Water — 5.1%
27,000	American States Water Co.	1,326,417	2,031,480
25,000	American Water Works Co. Inc.	1,960,960	2,900,000
27,291	Aqua America Inc.	221,006	1,129,029
24,000	Artesian Resources Corp., Cl. A	397,537	892,080
34,000	California Water Service Group	609,354	1,721,420
48,000	Middlesex Water Co.	753,554	2,844,000
163,000	Severn Trent plc.	4,354,046	4,239,412
50,000	SJW Group	1,763,798	3,038,500
9,000	The York Water Co.	108,269	321,480
		11,494,941	19,117,401

	Diversified Industrial — 0.4%
2,000	Alstom SA	52,460	92,787
2,000	AZZ Inc.	75,347	92,040
11,000	Bouygues SA	385,489	407,389
90,000	General Electric Co.	1,120,800	945,000
		1,634,096	1,537,216

	Environmental Services — 0.4%
56,000	Evoqua Water Technologies Corp.†	869,792	797,440
3,000	Suez	0	43,289
30,000	Veolia Environnement SA	487,553	730,701
		1,357,345	1,571,430

	Equipment and Supplies — 0.1%
2,500	Capstone Turbine Corp.†	3,441	1,967
12,000	Mueller Industries Inc.	314,742	351,240
		318,183	353,207

	TOTAL ENERGY AND UTILITIES	185,848,134	250,727,333
	COMMUNICATIONS — 12.9%
	Cable and Satellite — 4.4%
3,000	Charter Communications Inc., Cl. A†	598,964	1,185,540
20,000	Cogeco Inc.	389,461	1,276,164
60,000	DISH Network Corp., Cl. A†	2,263,684	2,304,600
10,000	EchoStar Corp., Cl. A†	280,860	443,200

Shares		Cost	Market Value

250,000	ITV plc.	$590,174	$342,888
42,421	Liberty Global plc, Cl. A†	824,785	1,144,943
108,771	Liberty Global plc, Cl. C†	3,158,918	2,885,695
10,000	Liberty Latin America Ltd., Cl. A†	210,217	172,300
20,000	Liberty Latin America Ltd., Cl. C†	387,471	343,800
10,000	Rogers Communications Inc., Cl. B	226,939	535,200
100,000	Telenet Group Holding NV	4,764,141	5,571,790
		13,695,614	16,206,120

	Communications Equipment — 0.2%
18,000	Furukawa Electric Co. Ltd.	782,902	526,736

	Telecommunications — 4.6%
75,000	AT&T Inc.	2,418,368	2,513,250
6,000	BCE Inc., New York	253,470	272,880
6,047	BCE Inc., Toronto	257,284	275,118
20,000	BT Group plc, ADR	313,502	255,400
136,002	CenturyLink Inc.	2,694,500	1,599,384
80,000	Cincinnati Bell Inc.†	1,253,665	396,000
5,000	Cogeco Communications Inc.	105,008	359,589
43,000	Deutsche Telekom AG, ADR	678,352	745,620
59,000	Global Telecom Holding SAE†	53,385	16,963
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	47
40,038	Internap Corp.†	384,451	120,514
35,000	Nippon Telegraph & Telephone Corp.	813,435	1,628,669
1,000	Orange Belgium SA	14,151	19,831
2,000	Orange SA, ADR	22,799	31,440
11,800	Orascom Investment Holding, GDR†	20,761	1,841
30,000	Pharol SGPS SA†	8,930	5,151
4,000	Proximus SA	91,346	117,895
2,000	PT Indosat Tbk†	1,061	372
115,000	Sistema PJSC FC, GDR	497,094	355,120
1,350	Tele2 AB, Cl. B	15,470	19,699
20,000	Telefonica Deutschland Holding AG	87,983	55,877
85,000	Telekom Austria AG	712,797	641,779
1,200	Telesites SAB de CV†	911	741
20,000	T-Mobile US Inc.†	573,143	1,482,800
115,000	VEON Ltd., ADR	597,142	322,000
105,000	Verizon Communications Inc.	4,378,801	5,998,650
		16,247,828	17,236,630

	Wireless Communications — 3.7%
2,500	America Movil SAB de CV, Cl. L, ADR	26,571	36,400
2,000	China Mobile Ltd., ADR	33,988	90,580
2,000	China Unicom Hong Kong Ltd., ADR	16,278	21,800

See accompanying notes to financial statements.

The Gabelli Utility Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
85,000	Millicom International Cellular SA, SDR	$5,382,769	$4,782,660
1,154	Mobile Telesystems PJSC	6,303	5,199
11,250	Mobile TeleSystems PJSC, ADR	175,074	104,737
100,000	NTT DoCoMo Inc.	1,438,659	2,330,381
2,000	SK Telecom Co. Ltd., ADR	32,986	49,500
400	SmarTone Telecommunications Holdings Ltd.	207	381
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	518,686	328,800
49,000	United States Cellular Corp.†	2,390,748	2,188,830
240,000	Vodafone Group plc, ADR	6,560,853	3,919,200
		16,583,122	13,858,468

	TOTAL COMMUNICATIONS	47,309,466	47,827,954

	OTHER — 2.7%
	Aerospace — 0.3%
100,000	Rolls-Royce Holdings plc.	809,939	1,067,269
7,100,000	Rolls-Royce Holdings plc, Cl. C†	9,161	9,017
		819,100	1,076,286

	Agriculture — 0.0%
3,000	Cadiz Inc.†	30,211	33,750

	Electronics — 0.3%
22,000	Sony Corp., ADR	1,014,434	1,152,580

	Entertainment — 0.6%
80,000	Vivendi SA	1,988,748	2,202,336

	Financial Services — 0.6%
40,000	GAM Holding AG†	125,682	184,880
22,000	Kinnevik AB, Cl. A	695,776	598,203
55,000	Kinnevik AB, Cl. B	2,027,710	1,430,356
		2,849,168	2,213,439

	Machinery — 0.4%
150,000	CNH Industrial NV	1,787,890	1,542,000

	Transportation — 0.5%
25,000	GATX Corp.	1,016,220	1,982,250

	TOTAL OTHER	9,505,771	10,202,641

	TOTAL COMMON STOCKS	242,663,371	308,757,928

Shares		Cost	Market Value

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Gas Utilities — 0.0%
4,203	Corning Natural Gas Holding Corp., 4.800%, Ser. B	$87,212	$89,692

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
16,000	Bharti Airtel Ltd., expire 11/30/20†(b)	87,613	80,320

Principal Amount

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
$ 30,000	Mueller Industries Inc., 6.000%, 03/01/27	30,000	30,225

	U.S. GOVERNMENT OBLIGATIONS — 17.0%
63,400,000	U.S. Treasury Bills, 1.972% to 2.481%††, 07/23/19 to 11/21/19(c)	63,128,869	63,163,911

TOTAL INVESTMENTS — 100.0%		$305,997,065	372,122,076

Other Assets and Liabilities (Net)			(42,628)

PREFERRED STOCK (3,154,188 preferred shares outstanding)			(101,332,200)

NET ASSETS — COMMON STOCK (53,989,537 common shares outstanding)			$270,747,248

NET ASSET VALUE PER COMMON SHARE ($270,747,248 ÷ 53,989,537 shares outstanding)			$5.01

See accompanying notes to financial statements.

The Gabelli Utility Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

(a)	Securities, or a portion thereof, with a value of $2,095,000 are reserved and/or pledged with the custodian for current or potential holdings of swaps.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of the Rule 144A security amounted to $80,320 or 0.02% of total investments.

(c)	At June 30, 2019, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

As of June 30, 2019, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Depreciation
Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	The Goldman Sachs Group, Inc.	1 month	06/26/2020	$1,123,390	$(56,504)	—	$(56,504)
Rolls-Royce Holdings plc, Cl. C	Rolls-Royce Holdings plc, Cl. C	The Goldman Sachs Group, Inc.	1 month	06/26/2020	9,230	(213)	—	(213)

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS								$(56,717)

See accompanying notes to financial statements.

The Gabelli Utility Trust

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $305,997,065)	$372,122,076
Foreign currency, at value (cost $12,052)	12,049
Cash	891
Dividends and interest receivable	709,202
Deferred offering expense	21,995
Prepaid expenses	4,082

Total Assets	372,870,295

Liabilities:
Distributions payable	71,786
Payable for investment advisory fees	517,383
Payable for payroll expenses	12,536
Payable for accounting fees	7,500
Payable for shareholder communications expenses	46,387
Unrealized depreciation on swap contracts	56,717
Other accrued expenses	78,538

Total Liabilities	790,847

Cumulative Preferred Shares, $0.001 par value:
Series A Preferred Shares (5.625%, $25 liquidation value, 1,200,000 shares authorized with 1,153,288 shares issued and outstanding)	28,832,200
Series B Preferred Shares (Auction Market, $25,000 liquidation value, 1,000 shares authorized with 900 shares issued and outstanding)	22,500,000
Series C Preferred Shares (5.375%, $25 liquidation value, 2,000,000 shares authorized and outstanding)	50,000,000

Total Preferred Shares	101,332,200

Net Assets Attributable to Common Shareholders	$270,747,248

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$207,415,485
Total distributable earnings	63,331,763

Net Assets	$270,747,248

Net Asset Value per Common Share:
($270,747,248 ÷ 53,989,537 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$5.01

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $126,841)	$4,709,785
Interest	798,311

Total Investment Income	5,508,096

Expenses:
Investment advisory fees	1,816,048
Shareholder communications expenses	100,074
Trustees’ fees	66,736
Shareholder services fees	63,102
Legal and audit fees	56,736
Payroll expenses	46,611
Custodian fees	26,446
Accounting fees	22,500
Interest expense	139
Auction agent fees(a)	(199,836)
Miscellaneous expenses	76,040

Total Expenses	2,074,596

Less:
Expenses paid indirectly by broker (See Note 3)	(1,986)
Custodian fee credits	(2,685)

Total Credits and Reductions	(4,671)

Net Expenses	2,069,925

Net Investment Income	3,438,171

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(1,820,948)
Net realized gain on swap contracts	83,612
Net realized gain on foreign currency transactions	377

Net realized loss on investments, swap contracts, and foreign currency transactions	(1,736,959)

Net change in unrealized appreciation/depreciation:
on investments	38,220,098
on swap contracts	(94,019)
on foreign currency translations	(159)

Net change in unrealized appreciation/ depreciation on investments, swap contracts, and foreign currency translations	38,125,920

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	36,388,961

Net Increase in Net Assets Resulting from Operations	39,827,132

Total Distributions to Preferred Shareholders	(2,593,973)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$37,233,159

(a)	This amount represents the reversal of auction agent fees from earlier fiscal periods, and not for the period covered by this report.

See accompanying notes to financial statements.

The Gabelli Utility Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
Operations:
Net investment income	$3,438,171		$6,199,827
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	(1,736,959)		27,957,761
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	38,125,920		(39,769,444)

Net Increase/(Decrease) in Net Assets Resulting from Operations	39,827,132		(5,611,856)

Distributions to Preferred Shareholders	(2,593,973	)*	(5,084,180)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	37,233,159		(10,696,036)

Distributions to Common Shareholders:
Accumulated earnings	(967,770	)*	(28,867,423)
Return of capital	(15,161,728	)*	(821,376)

Total Distributions to Common Shareholders	(16,129,498)		(29,688,799)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	2,499,848		4,451,844
Net increase from common shares issued in rights offering	—		48,571,655
Offering costs and adjustments for common and preferred shares charged to paid-in capital	26,959		(354,500)

Net Increase in Net Assets from Fund Share Transactions	2,526,807		52,668,999

Net Increase in Net Assets Attributable to Common Shareholders	23,630,468		12,284,164

Net Assets Attributable to Common Shareholders:
Beginning of year	247,116,780		234,832,616

End of period	$270,747,248		$247,116,780

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Utility Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2019		December 31,		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2018		2017		2016		2015		2014
Operating Performance:
Net asset value, beginning of year	$4.61		$5.34		$5.45		$5.13		$6.16		$5.98

Net investment income	0.06		0.12		0.11		0.11		0.13		0.13
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	0.68		(0.27)		0.48		0.92		(0.53)		0.69

Total from investment operations	0.74		(0.15)		0.59		1.03		(0.40)		0.82

Distributions to Preferred Shareholders: (a)
Net investment income	(0.05	)*	(0.02)		(0.02)		(0.01)		(0.01)		(0.01)
Net realized gain	—		(0.08)		(0.09)		(0.07)		(0.03)		(0.04)

Total distributions to preferred shareholders		(0.05)	(0.10)		(0.11)		(0.08)		(0.04)		(0.05)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.69		(0.25)		0.48		0.95		(0.44)		0.77

Distributions to Common Shareholders:
Net investment income	(0.02	)*	(0.10)		(0.10)		(0.09)		(0.11)		(0.11)
Net realized gain	—		(0.48)		(0.49)		(0.48)		(0.27)		(0.40)
Return of capital	(0.28	)*	(0.02)		(0.01)		(0.03)		(0.22)		(0.09)

Total distributions to common shareholders		(0.30)	(0.60)		(0.60)		(0.60)		(0.60)		(0.60)

Fund Share Transactions:
Increase in net asset value from common share transactions	—		—		0.01		0.01		0.01		0.01
Increase in net asset value from common shares issued in rights offering	—		0.12		—		—		—		—
Increase in net asset value from common shares issued upon reinvestment of distributions	0.01		0.01		—		—		—		—
Offering costs and adjustments to offering costs for preferred shares charged or credited to paid-in capital	0.00	(b)	(0.01)		0.00	(b)	(0.04)		—		—

Total Fund share transactions	0.01		0.12		0.01		(0.03)		0.01		0.01

Net Asset Value Attributable to Common Shareholders, End of Period	$5.01		$4.61		$5.34		$5.45		$5.13		$6.16

NAV total return†		15.52%	(5.02)%		9.27%		18.62%		(7.12)%		13.87%

Market value, end of period	$6.99		$5.94		$7.10		$6.30		$5.70		$7.32

Investment total return††		23.28%	(4.76)%		23.48%		22.08%		(14.15)%		25.32%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$372,079		$348,449		$336,165		$337,831		$270,508		$311,044
Net assets attributable to common shares, end of period (in 000’s)	$270,747		$247,117		$234,833		$236,498		$219,176		$259,711
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.62	%(c)	2.51%		2.04%		2.02%		2.41%		2.06%
Ratio of operating expenses to average net assets attributable to common shares before fee waived(d)	1.58	%(c)(e)(f)	1.81	%(e)	1.80	%(e)	1.71	%(e)	1.57	%(e)	1.59%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any(g)	1.58	%(c)(e)(f)	1.60	%(e)	1.80	%(e)	1.71	%(e)	1.35	%(e)	1.59%
Portfolio turnover rate		7%	26%		18%		22%		9%		17%

See accompanying notes to financial statements.

The Gabelli Utility Trust

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Cumulative Preferred Shares:
5.625% Series A Preferred
Liquidation value, end of period (in 000’s)	$28,832	$28,832	$28,832	$28,832	$28,832	$28,832
Total shares outstanding (in 000’s)	1,153	1,153	1,153	1,153	1,153	1,153
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (h)	$26.09	$25.43	$25.68	$25.88	$25.55	$25.14
Asset coverage per share (i)	$91.80	$85.97	$82.94	$83.35	$131.74	$151.49
Series B Auction Market Preferred
Liquidation value, end of period (in 000’s)	$22,500	$22,500	$22,500	$22,500	$22,500	$22,500
Total shares outstanding (in 000’s)	1	1	1	1	1	1
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value (j)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share (i)	$91,797	$85,967	$82,936	$83,347	$131,744	$151,486
5.375% Series C Preferred
Liquidation value, end of period (in 000’s)	$50,000	$50,000	$50,000	$50,000	—	—
Total shares outstanding (in 000’s)	2,000	2,000	2,000	2,000	—	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	—	—
Average market value (h)	$25.57	$25.01	$25.32	$25.28	—	—
Asset coverage per share (i)	$91.80	$85.97	$82.94	$83.35	—	—
Asset Coverage (k)	367%	344%	332%	333%	527%	606%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2019 and years ended 2018, 2017, 2016, 2015, and 2014 would have been 1.14%, 1.28%, 1.26%, 1.27%, 1.29%, and 1.32%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019, and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

Ratio of operating expenses to average net assets includes reversal of auction agent fees from earlier fiscal periods as disclosed on the Statement of Operations. The ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.73% and 1.25%, respectively, for the six months ended June 30, 2019.

(g)

Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2019, and the years ended 2018, 2017, 2016, 2015, and 2014 would have been 1.14%, 1.14%, 1.26%, 1.27%, 1.11%, and 1.32%, respectively.

(h)	Based on weekly prices.
(i)	Asset coverage per share is calculated by combining all series of preferred shares.
(j)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(k)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utility Trust (the Fund) operates as a diversified closed-end management investment company organized as a Delaware statutory trust on February 25, 1999 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on July 9, 1999.

The Fund’s primary objective is long term growth of capital and income. The Fund will invest 80% of its assets, under normal market conditions, in common stocks and other securities of foreign and domestic companies involved in providing products, services, or equipment for (i) the generation or distribution of electricity, gas, and water and (ii) telecommunications services or infrastructure operations (the 80% Policy). The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities;

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Natural Gas Utilities	$21,638,684	$639,285	$22,277,969
Other Industries (a)	228,449,364	—	228,449,364
COMMUNICATIONS
Other Industries (a)	47,827,954	—	47,827,954
OTHER
Aerospace	1,067,269	9,017	1,076,286
Other Industries (a)	9,126,355	—	9,126,355
Total Common Stocks	308,109,626	648,302	308,757,928
Convertible Preferred Stocks (a)	—	89,692	89,692
Warrants (a)	—	80,320	80,320
Corporate Bonds (a)	—	30,225	30,225
U.S. Government Obligations	—	63,163,911	63,163,911
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$308,109,626	$64,012,450	$372,122,076
OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACT:
Contract for Difference Swap Agreements	—	$(56,717)	$(56,717)
TOTAL OTHER FINANCIAL INSTRUMENTS	—	$(56,717)	$(56,717)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

During the six months ended June 30, 2019, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments, together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in the value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. Equity contract for difference swap agreements held at June 30, 2019 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2019 had an average monthly notional amount of approximately $1,157,337.

At June 30, 2019, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities
Equity Contract for Difference Swap Agreements	$56,717	—	$56,717

The following table presents the Fund’s derivative liability by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2019:

	Net Amounts Not Offset in the Statement of Assets and Liabilities

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Received	Net Amount

Counterparty
The Goldman Sachs Group, Inc.	$56,717	(56,717)	—	—

At June 30, 2019, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on swap contracts. For the six months ended June 30, 2019, the effect of equity contract for difference swap agreements can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency; Net realized gain on swap contracts; and Net change in unrealized appreciation/depreciation on swap contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2019, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income, subject to the maximum federal income tax rate. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.625% Series A Cumulative Preferred Shares (Series A Preferred), the Series B Auction Market Cumulative Preferred Shares (Series B Preferred), and the 5.375% Series C Cumulative Preferred Shares (Series C Preferred) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$6,587,626	$1,160,224
Net long term capital gains	22,279,797	3,923,956
Return of capital	821,376	—

Total distributions paid	$29,688,799	$5,084,180

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and derivative instruments	$306,671,794	$79,677,230	$(14,283,665)	$65,393,565

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of its average weekly net assets including the liquidation value of the preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series A and Series B Preferred if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rates of the Series A and Series B Preferred for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the dividend rates of the Series A and Series B Preferred for the period. For the six months ended June 30, 2019, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate of the Series A and Series B Preferred. Thus, advisory fees with respect to the liquidation value of these Preferred Shares were accrued.

During the six months ended June 30, 2019, the Fund paid $5,488 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,986.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Find’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2019, the Fund accrued $46,611 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $6,000 plus $1,500 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $19,929,023 and $36,981,982, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund did not repurchase any common shares of beneficial interest in the open market.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Net increase from common shares issued in rights offering	—	—	8,831,210	$48,571,655
Net increase from common shares issued upon reinvestment of distributions	388,672	$2,499,848	767,180	4,451,844

Net increase	388,672	$2,499,848	9,598,390	$53,023,499

On March 29, 2018, the Fund distributed one transferable right for each of the 44,156,051 common shares outstanding held on that date. Five rights were required to purchase one additional common share at the subscription price of $5.50 per share. On May 21, 2018, the Fund issued 8,831,210 common shares receiving net proceeds of $48,273,615, after the deduction of offering expenses of $298,040. The NAV of the Fund increased by $0.12 per share on the day the additional shares were issued due to the additional shares being issued above NAV.

As of June 30, 2019, the Fund has approximately $200 million available for issuance under the current shelf registration.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Additional Information to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, and Series C Preferred Shares at redemption prices of $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on investment income and gains available to common shareholders.

The Fund may redeem at any time, in whole or in part, the Series A Preferred and Series B Preferred at the redemption price. In addition, the Board has authorized the repurchase of the Series C Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund did not repurchase any shares of Series A Preferred, Series B Preferred, or Series C Preferred.

The Series B Preferred dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of Series B Preferred subject to bid orders by potential holders has been less than the number of Series B Preferred subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate since then has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series B Preferred for which they have submitted sell orders. The current maximum rate is 150 basis points greater than the seven day ICE LIBOR rate on the day of such auction. Existing shareholders may submit an order to hold, bid, or

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

sell such shares on each auction date. Shareholders of the Series B Preferred may also trade their shares in the secondary market.

The Fund has the authority to purchase its Series B auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction market preferred shares, and the timing and amount of any auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 06/30/19	Net Proceeds	2019 Dividend Rate Range	Dividend Rate at 06/30/19	Accrued Dividends at 06/30/19
A 5.625%	July 31, 2003	1,200,000	1,153,288	$28,895,026	Fixed Rate	5.625%	$22,525
B Auction Market	July 31, 2003	1,000	900	24,590,026	3.860% to 3.925%	3.925%	11,934
C 5.375%	May 31, 2016	2,000,000	2,000,000	48,142,029	Fixed Rate	5.375%	37,327

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact of all subsequent events of the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utility Trust

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 13, 2019 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2019, in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli, Elizabeth C. Bogan, Vincent D. Enright, and Kuni Nakamura as Trustees of the Fund, with 44,499,052 votes, 48,438,438 votes, 48,504,460 votes, and 48,567,710 votes cast in favor of these Trustees, and 5,340,440 votes, 1,401,054 votes, 1,335,032 votes, and 1,271,782 votes withheld for these Trustees, respectively.

John Birch, James P. Conn, Frank J. Fahrenkopf, Jr., Michael J. Ferrantino, John D. Gabelli, Michael J. Melarkey, Robert J. Morrissey, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI UTILITY TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGUTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI UTILITY TRUST
One Corporate Center
Rye, NY 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

John Birch

Partner,

The Cardinal Partners Global

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

John D. Gabelli

Senior Vice President,

G.research, LLC

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GUT Q2/2019

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2019 through 01/31/2019	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 53,668,981 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #2 02/01/2019 through 02/28/2019	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 53,735,007 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #3 03/01/2019 through 03/31/2019	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 53,797,802 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #4 04/01/2019 through 04/30/2019	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 53,861,111 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #5 05/01/2019	Common – N/A	Common – N/A	Common – N/A	Common – 53,926,185

through 05/31/2019	Preferred Series A – N/A Preferred Series C – N/A	Preferred Series A – N/A Preferred Series C – N/A	Preferred Series A – N/A Preferred Series C – N/A	Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Month #6 06/01/2019 through 06/30/2019	Common –N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – 53,989,537 Preferred Series A – 1,153,288 Preferred Series C – 2,000,000
Total	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	Common – N/A Preferred Series A – N/A Preferred Series C – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-

K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utility Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/5/19

* Print the name and title of each signing officer under his or her signature.